Balances and Transactions with Interested and Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Balances and Transactions with Interested and Related Parties [Abstract]
Schedule of Balances with Interested and Related Parties	Balances with interested and related parties:
	Directors	Key management personnel
	USD in thousands

Other accounts payable	499	$18
Loan	63	$-
	Directors	Key management personnel
	USD in thousands

Other accounts payable	200	18
Loan	66	-

Schedule of Salaries and Benefits to Interested and Related Parties	Salaries and benefits to interested and related parties:
	Six months ended June 30,	Year ended December 31,
	2024	2023
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment (1)	338	132
Fees of directors not employed by the Company including cost of share-based payment (4)	345	566
Salary and related benefits to formerly Deputy CEO including cost of share-based payment (2)	402	811
Salary and related benefits to the former VP Human Resources including cost of share-based payment (3)	-	28
	1,085	1,537
(1)	Relates to the cost of employment of Mr. Noah Hershcoviz, director of the Company as of October 3, 2023 and CEO of the Company as of December 4, 2023.
(2)	Relates to the cost of employment of Mr. Uzi Moskowitz director and former CEO in the Company, who no longer serves as the CEO of Company since December 4, 2023. and Eyal Moshe former director and former CEO of the Company who is also controlling shareholder in the Company, excluding any misappropriated expenses. Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.
(3)	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses Ms. Bitan resigned in February 2023.
(4)	Other interested and related parties.